Details of Significant Accounts - Warrant liabilities - Movement in all kinds of Perfect warrants (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Warrants
Beginning balance	$ 3,207
Ending balance	3,451
Warrant liabilities
Warrants
Beginning balance	3,207
Ending balance	3,451
Warrant liabilities | Public Warrants
Warrants
Beginning balance	11,500
Ending balance	11,500
Warrant liabilities | Private Placement Warrants
Warrants
Beginning balance	6,600
Ending balance	6,600
Warrant liabilities | Forward Purchase Warrants
Warrants
Beginning balance	2,750
Ending balance	$ 2,750